CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.10	$ 0.10
Common shares, authorized (in shares)	138,880,000	138,880,000
Common shares, issued (in shares)	100,384,435	100,384,435